CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current portion of long term-debt net of unamortized discount		$ 35,000	$ 0
OTHER LIABILITIES
Long-term portion of note payable net of issuance costs	$ 437,335	$ 440,333	$ 451,389
Common Class A [Member]
STOCKHOLDERS' DEFICIT
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ .0001
Common Stock, Shares Authorized	230,000,000	230,000,000	230,000,000
Common Stock, Shares Issued	892,044	892,044	0
Common Stock, Shares Outstanding	892,044	892,044	0
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ .0001
Preferred Stock, Shares Authorized	4,817,792	4,817,792	4,817,792
Preferred Stock, Shares Issued	4,817,792	4,817,792	4,817,792
Preferred Stock, Shares Outstanding	4,817,792	4,817,792	4,817,792
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ .001
Preferred Stock, Shares Authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, Shares Issued	850,000	850,000	850,000
Preferred Stock, Shares Outstanding	850,000	850,000	850,000